Submission	Apr. 28, 2026
Submission [Line Items]
Central Index Key	0000050863
Registrant Name	INTEL CORP
Registration File Number	333-292925
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES